[LETTERHEAD OF DECHERT LLP]

February 18, 2011

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 195
Investment Company Act File No. 811-21977
Amendment No. 196

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio (the “Funds”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 195 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.

This filing is being made pursuant to Rule 485(a)(1) for the purpose of incorporating changes to the Prospectus and Statement of Additional Information only as necessary to reflect and implement revisions to Form N-1A for the Funds, which have not yet commenced operations.  The Funds were initially registered in Post-Effective Amendment No. 113 to the Trust’s Registration Statement pursuant to Rule 485(a) under the 1933 Act, and the 1940 Act, on Form N-1A, on September 18, 2009.  The effectiveness of Post-Effective Amendment No. 113 to the Trust’s Registration Statement was subsequently delayed pursuant to Post-Effective Amendment Nos. 120, 124, 129, 133, 137, 142, 146, 151, 156, 160, 165, 169, 174, 179, 183 and 189 to the Trust’s Registration Statement filed on December 2, 2009, December 31, 2009, January 29, 2010, February 26, 2010, March 26, 2010, April 23, 2010, May 21, 2010, June 18, 2010, July 16, 2010, August 13, 2010, September 10, 2010, October 8, 2010, November 5, 2010, December 3, 2010, December 30, 2010 and January 28, 2011 respectively.

No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Matthew Wolfe at (212) 649-8703.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss